Investments (Details) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Cost method, equity method and other investments	$ 656	$ 542
Cost method, equity method and other investments Fair Value	656	542
Short-term and Long-term Investments, Cost	7,103	7,054
Short-term and Long-term Investments, Unrealized Gains	119	36
Short-term and Long-term Investments, Unrealized Loss	(56)	(83)
Short-term and Long-term Investments	7,166	7,007
Impairment of Investments	18	29
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	13	15
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	5	14
Cost-method Investments, at Cost	163
Restricted Cost-method Investment, Current	316
Short-term and Long-term Investments [Line Items]
Short-term investments	1,046	2,375
Total Long Term AFS and Trading Investments	5,464	4,090
Schedule Of Available-for-sale Securities Unrealized Losses [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	850	1,935
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(8)	(5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	228	292
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(48)	(78)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	17
Credit losses remaining in retained earnings upon adoption		4
Credit losses recognized on securities previously not impaired	2	10
Additional credit losses recognized on securities previously impaired	3	4
Reductions for securities sold	(2)	(1)
Ending Balance	20	17
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less	1,252
Due after one year through five years	4,507
Due after five years through ten years	325
Due after ten years	150
Total debt securities	6,234
Corporate Debt Securities [Member]
Schedule Of Available-for-sale Securities Unrealized Losses [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	256	890
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1)	(3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	16	39
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(5)	(9)
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,947	2,130
Unrealized Gains	20	16
Unrealized Losses	(6)	(12)
Fair Value	1,961	2,134
Auction Rate Securities [Member]
Schedule Of Available-for-sale Securities Unrealized Losses [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	133	142
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(34)	(52)
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	167	194
Unrealized Gains
Unrealized Losses	(34)	(52)
Fair Value	133	142
Mortgage Backed Securities [Member]
Schedule Of Available-for-sale Securities Unrealized Losses [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	161	97
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	67	92
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(7)	(15)
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	783	724
Unrealized Gains	10	8
Unrealized Losses	(8)	(15)
Fair Value	785	717
US Government Agencies Debt Securities [Member]
Schedule Of Available-for-sale Securities Unrealized Losses [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	267	853
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1)	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,731	2,745
Unrealized Gains	26	9
Unrealized Losses	(1)	(1)
Fair Value	2,756	2,753
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	130	118
Unrealized Gains	1	1
Unrealized Losses
Fair Value	131	119
Certificates Of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	119	256
Unrealized Gains
Unrealized Losses
Fair Value	119	256
Asset Backed Securities [Member]
Schedule Of Available-for-sale Securities Unrealized Losses [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	74	95
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1)	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12	19
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(2)	(2)
Asset Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	351	315
Unrealized Gains	1	1
Unrealized Losses	(3)	(3)
Fair Value	349	313
Equity Securities [Member]
Short-term and Long-term Activity [Line Items]
Proceeds from sales	31	27
Gross realized gains	85	10
Gross realized losses
Impairment losses recognized	(24)	(40)	(4)
Equity Securities [Member]
Schedule Of Available-for-sale Securities Unrealized Losses [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	92
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(4)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	186	1
Unrealized Gains	55
Unrealized Losses	(4)
Fair Value	237	1
Exchange Traded Funds [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Cost	33	29
Unrealized Gains	6	1
Unrealized Losses
Fair Value	39	30
Available For Sale Securities [Member]
Short-term and Long-term Investments [Line Items]
Short-term investments	1,046	2,375
Long-term investments	5,425	4,060
Trading Securities [Member]
Short-term and Long-term Investments [Line Items]
Long-term investments	39	30
Debt Securities [Member]
Short-term and Long-term Activity [Line Items]
Proceeds from sales	6,443	3,791	2,845
Gross realized gains	28	44	35
Gross realized losses	(15)	(6)	(8)
Impairment losses recognized	$ (5)	$ (14)	$ (38)